SUBSEQUENT EVENTS		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Compass Digital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

The Company evaluated events that have occurred after the accompanying balance sheet date up through the date the accompanying consolidated financial statements were issued. Based upon the review, Management did not identify any other subsequent events, that would have required adjustment or disclosure in the consolidated accompanying financial statements, except as follows:

On January 6, 2026, the Company entered into an agreement and plan of merger (as amended, the “KMC Merger Agreement”) with (i) Pubco, (ii) Titan SPAC Merger Sub Corp., a newly formed Cayman Islands exempted company and a direct wholly-owned subsidiary of Pubco (“Purchaser Merger Sub”), (iii) Titan Merger Sub Inc., a newly formed Delaware corporation and a direct wholly-owned subsidiary of Pubco (“Company Merger Sub”), and (iv) Key Mining Corp., a Delaware corporation (“KMC”), for a proposed Business Combination between the Company and KMC (the “KMC Business Combination”). KMC is a global critical minerals and infrastructure company focused on acquiring, advancing and developing assets in the Americas with projects in Chile and the United States. Pursuant to the KMC Merger Agreement, (a) Purchaser Merger Sub will merge with and into the Company, with the Company continuing as the surviving entity and a wholly-owned subsidiary of Pubco, and with the securityholders of the Company receiving substantially equivalent securities of Pubco, and (b) Company Merger Sub will merge with and into KMC, with KMC continuing as the surviving entity and a wholly-owned subsidiary of Pubco, and with KMC shareholders receiving shares of Pubco common stock and with Pubco assuming all outstanding KMC options and warrants. As a result, each of the Company and KMC will become wholly-owned subsidiaries of Pubco following the consummation of the KMC Business Combination and Pubco will become a publicly-traded holding company for the combined company.

Pursuant to the KMC Merger Agreement, the total consideration to be paid by Pubco to the KMC securityholders (excluding holders of KMC options and warrants) at the effective time of the Mergers will be an amount equal to $230 million (the “Merger Consideration”), which will be paid entirely in shares of Pubco common stock, with each share valued at $10.00 per share. Each KMC stockholder will receive a number of shares of Pubco common stock equal to the result of dividing the “Per Share Price” (as defined in the KMC Merger Agreement) by $10.00. No fractional shares of Pubco common stock will be issued, instead the number of shares issued to each recipient will be rounded up to the nearest whole share. Outstanding KMC options and warrants will be assumed by Pubco and converted into options and warrants to acquire shares of Pubco common stock with the same terms as the existing KMC options and warrants, except that the exercise price and number of shares will be adjusted based on the conversion ratio of KMC common stock to Pubco common stock. The Pubco common stock issued as Merger Consideration and the KMC options and warrants assumed by Pubco are not subject to any contractual post-Closing lock-up or transfer restrictions.

On February 5, 2026, the parties to the KMC Merger Agreement entered into Amendment No. 1 to the Merger Agreement, which corrects a scrivener’s error in the KMC Merger Agreement to clarify that the aggregate Merger Consideration to be paid to holders of all of KMC’s securities (including holders of in-the-money options and warrants) will be equal to $230 million.

Titan Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

Note 9 — Subsequent events

The Company evaluated subsequent events and transactions from December 31, 2025, the date of these consolidated financial statements, through April 8, 2026, the date these consolidated financial statements were issued. Based upon this review, the Company did not identify subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Key Mining Corp [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

On March 11, 2026, the Company received $100,000 from Gold Express Mines Inc for a Note Payable. This is a related party transaction.

On January 2, 2026, the Company received $15,000 for 100,000 shares of common stock.

On January 6, 2026, the Company signed a Business Combination Agreement with Compass Digital Acquisition Corp.

In January 2026, the Company received $50,350 for the exercise of 335,666 warrants at an exercise price of $0.15.

The Company is not aware of any other subsequent events through the date of this filing that require disclosure or recognition in these financial statements.